RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Minimum Long-Term Contractual Obligations with BBAM LP, Excluding Rent Fees
The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2020, excluding rent fees, consisted of the following (dollars in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
Fixed administrative services fee due under the 2012 Term Loan(1)	$388	$301	$233	$206	$156	$180	$1,464
Fixed administrative services fee due under the 2020 Term Loan(1)	250	240	228	211	155	101	1,185
Fixed administrative services fee due under the Magellan Acquisition Limited Facility(1)	228	227	216	216	208	208	1,303
Fixed administrative services fee due under Fly Aladdin Acquisition Facility(1)	278	254	140	81	31	61	845
Fixed administrative services fee due under Fly Aladdin Engine Funding Facility(1)	12	12	10	—	—	—	34
Fixed administrative agency fee payments due by other subsidiaries(1)	188	156	128	108	101	196	877
Fixed payments for Management Expenses(2) (3)	6,889	6,889	6,889	6,889	6,889	31,004	65,449
Total	$8,233	$8,079	$7,844	$7,711	$7,540	$31,750	$71,157

(1)	Assumes number of aircraft and engines at December 31, 2020 remain constant in future periods.
(2)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2020 remain constant in future periods.
(3)	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2020 remains constant in future periods.